Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Schedule of transactions with the major related parties
The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues:
Marketing services to Tencent	1,081	12	—
Technology services to JM Wesho p	16,168	99	—

Total	17,249	111	—

Other income:
Equipment sales to JM Weshop	476	—	—

Cost of revenue:
Cloud technology services from Tencent Group	51,940	74,377	35,403
Payment processing fees to Tencent Group	17,393	18,214	10,354

Total	69,333	92,591	45,757

Schedule of balances with the major related parties	The Group had the following balances with the major related parties:

	As of March 31,
	2020	2021
	RMB	RMB
Due from Tencent Group	57	6,061

Due to Tencent Group	(12,018)	(6,234)